MoA Equity Index Fund Annual Fund Operating Expenses - MoA Equity Index Fund - MOA Equity Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.08%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.14%